Fair values of financial assets and liabilities - Financial liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 71,338	£ 77,001
Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	3,016	1,696
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	67,540	74,501
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	782	804
Liabilities held at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,107	7,815
Liabilities held at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value		3
Liabilities held at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,097	7,812
Liabilities held at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	10
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	38,670	43,062
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,582	1,106
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	36,088	41,956
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	45,777	50,877
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,582	1,109
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	43,185	49,768
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	10
At fair value through profit or loss | Level 3 | Interest rate derivatives
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	10
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	25,561	26,124
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	434	587
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	24,355	24,733
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 772	£ 804